Cash and Restricted Cash	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Restricted Cash and Investments [Abstract]
Cash and Restricted Cash
NOTE 3. CASH AND RESTRICTED CASH
The following presents the Company’s cash and restricted cash:

(Amounts in 000’s)	June 30, 2021	December 31, 2020
Cash	$5,633	$4,186
Restricted cash:
Cash collateral	62	124
HUD and other replacement reserves	1,827	1,675
Escrow deposits	760	1,190
Restricted investments for debt obligations	317	317

Total restricted cash	2,966	3,306

Total cash and restricted cash	$8,599	$7,492

Cash collateral—
In securing mortgage financing from certain lending institutions, the Company and certain of its wholly-owned subsidiaries are required to deposit cash to be held as collateral in accordance with the terms of such loan agreements.
HUD and other replacement reserves—
The regulatory agreements entered into in connection with the financing secured through HUD require monthly escrow deposits for replacement and improvement of the HUD project assets.
Escrow deposits—
In connection with financing secured through the Company’s lenders, several wholly-owned subsidiaries of the Company are required to make monthly escrow deposits for taxes and insurance.
Restricted cash for debt obligations
—In compliance with certain financing and insurance agreements, the Company and certain wholly-owned subsidiaries of the Company are required to deposit cash held as collateral by the lender or in escrow with certain designated financial institutions.

NOTE 3. CASH AND RESTRICTED CASH
The following presents the Company’s cash and restricted cash:

(Amounts in 000’s)	September 30, 2021	December 31, 2020
Cash (a)	$6,233	$4,186
Restricted cash:
Cash collateral	93	124
HUD and other replacement reserves	1,918	1,675
Escrow deposits	1,065	1,190
Restricted investments for debt obligations	317	317

Total restricted cash	3,393	3,306

Total cash and restricted cash	$9,626	$7,492

(a)
Includes a Medicaid overpayment of $1.0 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheets as of September 30, 2021.

Cash collateral—
In securing mortgage financing from certain lending institutions, the Company and certain of its wholly-owned subsidiaries are required to deposit cash to be held as collateral in accordance with the terms of such loan agreements.
HUD and other replacement reserves—
The regulatory agreements entered into in connection with the financing secured through HUD require monthly escrow deposits for replacement and improvement of the HUD project assets.
Escrow deposits—
In connection with financing secured through the Company’s lenders, several wholly-owned subsidiaries of the Company are required to make monthly escrow deposits for taxes and insurance.
Restricted cash for debt obligations
—In compliance with certain financing and insurance agreements, the Company and certain wholly-owned subsidiaries of the Company are required to deposit cash held as collateral by the lender or in escrow with certain designated financial institutions.